TAXES (Tables)	6 Months Ended
Jun. 30, 2021
TAXES
Schedule of income tax provision
	June 30, 2021	June 30, 2020
	(Unaudited)	(Unaudited)
Current tax provision	$-	$-
Cayman	-	-
BVI	-	-
Hong Kong	-	-
PRC	128,482	48,675
	$128,482	$48,675
Deferred tax provision
Cayman	$-	$-
BVI	-	-
Hong Kong	-	-
PRC	-	-
	$-	$-
Income tax provisions	$128,482	$48,675

Summary of reconciliation between the statutory EIT
	For the six months ended June 30,
	2021	2020
China income tax statutory rate	25.0%	25.0%
Permanent difference	0.9%	2.1%
Changes in valuation allowance	20.3%	(174.3)%
Effect of PRC preferential tax rate	(10.0)%	(10.0)%
Effective tax rate	36.2%	(157.2)%

Schedule of Taxes payable
	June 30, 2021	December 31, 2020
	(Unaudited)
Income tax payable	$605,705	$512,231
Value added tax payable	158,758	118,832
Other taxes payable	2,372	2,588
Total taxes payable	$766,835	$633,651